Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Summary of Balances in Financial Debt

Total financial liabilities are EUR 219,161 thousand and EUR 248,491 thousand as of December 31, 2022 and as of December 31, 2021 respectively; the balances in financial debt are as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Lease liabilities - Right of Use	5,325	5,553
Bank overdrafts	13,245	37
Bank loans	50,518	36,195
Financial liabilities due to related parties	871	940
Fair value of derivatives	—	1,681
Financial liabilities due to other lenders	795	1,789
Total current financial liabilities	70,754	46,195

Lease liabilities - Right of Use	14,657	17,574
Bank loans	84,069	134,367
Notes	49,681	49,620
Financial liabilities due to other lenders	—	735
Total non-current financial liabilities	148,407	202,296

Financial Liabilities	219,161	248,491

Summary of Maturities and Average Interest Rates for Liabilities to Banks and Other Lenders

The following table shows maturities and average interest rates for liabilities to banks and other lenders:

As at December 31, 2022

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	50,680	2023	1.21%	50,680
	EUR	51,664	2024	1.17%	51,664
	EUR	24,394	2025	1.09%	24,394
	EUR	7,488	2026	1.71%	7,488
	EUR	591	2027	1.16%	591
Amortized Cost	EUR	(230)	2023-2027		(230)
Total Bank Loans					134,587

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(319)	2023-2028		(319)
Total Notes					49,681

Overdrafts	DKK	98,488	2023	1.25%	13,244

Total Bank Loans and Overdrafts					197,512

As at December 31, 2021

	Currency	Amount	Maturity	Average Interest Rate	Amount in EUR
Bank Loans	EUR	36,357	2022	1.20%	36,357
	EUR	50,461	2023	1.24%	50,461
	EUR	51,664	2024	1.28%	51,664
	EUR	24,393	2025	1.33%	24,393
	EUR	7,488	2026	1.39%	7,488
	EUR	592	2027	1.40%	592
Amortized Cost	EUR	(393)	2022-2027		(393)
Total Bank Loans					170,562

Notes	EUR	25,000	2027	1.40%	25,000
	EUR	25,000	2028	1.40%	25,000
Amortized Cost	EUR	(380)	2022-2028		(380)
Total Notes					49,620

Overdrafts	DKK	275	2022	1.25%	37

Total Bank Loans and Overdrafts					220,219